Net revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)
Net revenues
Net revenues	$ 558,248	¥ 3,993,873	¥ 2,862,692	¥ 2,057,557
Personalized and small class premium tutoring services
Net revenues
Net revenues	540,114	3,879,364	2,825,618	2,040,030
Others
Net revenues
Net revenues	$ 18,134	¥ 114,509	¥ 37,074	¥ 17,527